PENSION COSTS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Retirement Benefits [Abstract]
PENSION COSTS

NOTE 20 - PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-time employees in Malaysia. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wage level. During the nine months ended March 31, 2026, and 2025, $3,061 and $4,322 contributions were made accordingly.

NOTE 20 - PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Malaysia. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended June 30, 2025, and 2024, $5,275 and $10,064 contributions were made accordingly.